Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Components		$ 43,017	$ 33,212
Work in process		13,951	12,688
Finished products	[1]	13,930	18,009
Total inventories		$ 70,898	$ 63,909

[1]	* includes systems at customer locations not yet sold, as of December 31, 2022 and 2021, in the amount of $5,664 and $4,259 respectively.